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                                                          PROSPECTUS SUPPLEMENT

                                                          February 4, 2005

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Supplement dated
February 4, 2005 to
the Prospectus dated
April 30, 2004 of:

SMALL COMPANY GROWTH PORTFOLIO

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MORGAN STANLEY INSTITUTIONAL FUND, INC.

The Fund has suspended offering shares of the Small Company Growth Portfolio to new investors. The Fund will continue to offer shares of the Portfolio to existing shareholders. The Fund may recommence offering shares of the Portfolio to new investors in the future.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.